STOCKHOLDERS' DEFICIT - Common stock issuance - Narratives (Details) - USD ($)		1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 11, 2024	Oct. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Oct. 02, 2024	Jul. 12, 2024
Class of Stock
Issuance of common stock (in shares)						7,969,232
Common stock fair value		$ 133,750					$ 133,750
Shares issues for settlement (in shares)		125,000
Number of shares issued as a consideration for commitment fee (in shares)					1,134,246
Legacy ConnectM
Class of Stock
Number of shares issued at exchange rate pursuant to closing of Business combination (in shares)			1,067,592					16,607
Fair value of shares issued at exchange rate			$ 3,779,223
Business combination, number of shares issued		160,000	6,701,421
Fair value of shares issued in pursuant to business combination		$ 161,000
Legacy ConnectM
Class of Stock
Issuance of common stock (in shares)				5,000
Common stock fair value				$ 35,000
Conversion of debt to shares	321,429